Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Financial assets
Cash and deposits with banks	$ 62,518
Securities	149,046	$ 121,310
Cash collateral on securities borrowed	8,547	3,664
Securities purchased under resale agreements	65,595	56,111
Loans
Residential mortgages	221,165	208,652
Credit card	11,389	12,755
Business and government	135,546	125,798
Derivative instruments	32,730	23,895
Customers' liability under acceptances	9,606	9,167
Deposits
Bank	17,011	11,224
Secured borrowings	40,151	38,895
Derivative instruments	30,508	25,113
Obligations related to securities sold short	15,963	15,635
Obligations related to securities sold under repurchase agreements	71,653	51,801
Subordinated indebtedness	5,712	4,684
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	61,570	16,720
Securities	31,800	20,115
Cash collateral on securities borrowed	8,547	3,664
Securities purchased under resale agreements	58,090	50,913
Loans
Residential mortgages	220,739	208,381
Personal	41,390	43,098
Credit card	10,722	12,335
Business and government	110,220	103,885
Customers' liability under acceptances	9,606	9,167
Other assets	15,940	13,829
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	948	639
Securities	62,576	53,984
Securities purchased under resale agreements	7,505	5,198
Loans
Residential mortgages	63	60
Business and government	23,291	21,182
Derivative instruments	32,730	23,895
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	117	413
Loans
Business and government	357
Financial assets at fair value through OCI [member]
Financial assets
Securities	54,553	46,798
Carrying value [member]
Financial assets
Cash and deposits with banks	62,518	17,359
Securities	149,046	121,310
Cash collateral on securities borrowed	8,547	3,664
Securities purchased under resale agreements	65,595	56,111
Loans
Residential mortgages	220,802	208,441
Personal	41,390	43,098
Credit card	10,722	12,335
Business and government	133,868	125,067
Derivative instruments	32,730	23,895
Customers' liability under acceptances	9,606	9,167
Other assets	15,940	13,829
Financial liabilities at amortised cost [member]
Deposits
Personal	199,593	176,340
Business and government	301,546	248,367
Bank	17,011	11,224
Secured borrowings	39,560	38,680
Acceptances	9,649	9,188
Cash collateral on securities lent	1,824	1,822
Obligations related to securities sold under repurchase agreements	54,617	51,801
Other liabilities	15,282	14,066
Subordinated indebtedness	5,712	4,684
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	30,508	25,113
Obligations related to securities sold short	15,963	15,635
Other liabilities	133	114
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	2,559	1,751
Business and government	9,880	9,135
Secured borrowings	591	215
Obligations related to securities sold under repurchase agreements	17,036
Other liabilities	9	12
Carrying value [member]
Deposits
Personal	202,152	178,091
Business and government	311,426	257,502
Bank	17,011	11,224
Secured borrowings	40,151	38,895
Derivative instruments	30,508	25,113
Acceptances	9,649	9,188
Obligations related to securities sold short	15,963	15,635
Cash collateral on securities lent	1,824	1,822
Obligations related to securities sold under repurchase agreements	71,653	51,801
Other liabilities	15,424	14,192
Subordinated indebtedness	5,712	4,684
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	62,518	17,359
Securities	149,599	121,453
Cash collateral on securities borrowed	8,547	3,664
Securities purchased under resale agreements	65,595	56,111
Loans
Residential mortgages	222,920	208,693
Personal	41,452	43,120
Credit card	10,722	12,335
Business and government	134,097	125,160
Derivative instruments	32,730	23,895
Customers' liability under acceptances	9,606	9,167
Other assets	15,940	13,829
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	553	143
Loans
Residential mortgages	2,118	252
Personal	62	22
Business and government	229	93
Financial liabilities at fair value [member]
Deposits
Personal	202,345	178,046
Business and government	312,279	257,872
Bank	17,011	11,224
Secured borrowings	40,586	39,223
Derivative instruments	30,508	25,113
Acceptances	9,649	9,188
Obligations related to securities sold short	15,963	15,635
Cash collateral on securities lent	1,824	1,822
Obligations related to securities sold under repurchase agreements	71,653	51,801
Other liabilities	15,424	14,192
Subordinated indebtedness	5,993	4,925
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	193	(45)
Business and government	853	370
Secured borrowings	435	328
Subordinated indebtedness	$ 281	$ 241